Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	Apr. 17, 2012
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2013